SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Jul. 31, 2011 ILS	Dec. 31, 2007 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 17, 2012 USD ($)	Dec. 19, 2007 USD ($)	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 19, 2007 Convertible Notes Payable [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Restricted Stock [Member] 2005 Plan [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2012 Consultants [Member] Restricted Stock [Member]	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2012 Employees and Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2011 Employees and Directors [Member] Restricted Stock [Member] USD ($)	Dec. 31, 2010 Employees and Directors [Member] Restricted Stock [Member] USD ($)
Preferred Stock, Liquidation Preference Value (in dollars)			$ 2,500,000	$ 2,500,000
Potential shares issuable upon conversion of convertible note		363,636	363,636	0	363,636
Share Price								$ 1.65				$ 1				$ 0					$ 0
Stock Issued During Period, Value, Conversion of Convertible Securities		600,000	600,000	600,000
Stock Issued During Period, Shares, Issued for Services																	7,500
Debt Conversion, Converted Instrument, Shares Issued			15,380	43,005
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			373,784
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																75,000					229,582
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0	$ 1.10	$ 0.72											$ 83					$ 165
Allocated Share-based Compensation Expense									10,000							83,000			20,000	20,000	51,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later																		116,666			83,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later On Ratable Basis																					146,582
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized														2,000
Share Based Compensation Share Based Payment Award Options Grants In Period Total Fair Value														17,000
Investment In Equity By Related Party Committed Amount												250,000
Share To Be Issued To Related Party												250,000
Investment In Equity By Related Party	750,000										170,000	50,000	75,000
Debt Instrument, Face Amount										600,000
Debt Instrument, Convertible, Conversion Price						5		$ 1.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								600,000
Exercise price per share, March 2005								$ 2
Issue Of Shares To Related Party												50,000
Cancellation Of Related Party Investment In Equity							125,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															20,000
Fair Value Assumptions, Risk Free Interest Rate									2.15%
Fair Value Assumptions, Expected Volatility Rate									71.00%
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Term									3 years
Class Of Warrant Or Right Fair Value									$ 21,000